Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2017
Registrant Name	AMERICAN FUNDS STRATEGIC BOND FUND
Central Index Key	0001655146
Amendment Flag	false
Document Creation Date	Feb. 28, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
American Funds Strategic Bond Fund SM | Class 529-A
Prospectus:
Trading Symbol	CANAX
American Funds Strategic Bond Fund SM | Class F-2
Prospectus:
Trading Symbol	ANBFX
American Funds Strategic Bond Fund SM | Class R-1
Prospectus:
Trading Symbol	RANAX
American Funds Strategic Bond Fund SM | Class R-2
Prospectus:
Trading Symbol	RANBX
American Funds Strategic Bond Fund SM | Class R-2E
Prospectus:
Trading Symbol	RANHX
American Funds Strategic Bond Fund SM | Class R-3
Prospectus:
Trading Symbol	RANCX
American Funds Strategic Bond Fund SM | Class R-4
Prospectus:
Trading Symbol	RANEX
American Funds Strategic Bond Fund SM | Class R-5
Prospectus:
Trading Symbol	RANFX
American Funds Strategic Bond Fund SM | Class R-5E
Prospectus:
Trading Symbol	RANJX
American Funds Strategic Bond Fund SM | Class R-6
Prospectus:
Trading Symbol	RANGX
American Funds Strategic Bond Fund SM | Class 529-C
Prospectus:
Trading Symbol	CANCX
American Funds Strategic Bond Fund SM | Class 529-E
Prospectus:
Trading Symbol	CANEX
American Funds Strategic Bond Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CANFX
American Funds Strategic Bond Fund SM | Class A
Prospectus:
Trading Symbol	ANBAX
American Funds Strategic Bond Fund SM | Class C
Prospectus:
Trading Symbol	ANBCX
American Funds Strategic Bond Fund SM | Class F-1
Prospectus:
Trading Symbol	ANBEX
American Funds Strategic Bond Fund SM | Class F-3
Prospectus:
Trading Symbol	ANBGX
American Funds Strategic Bond Fund SM | Class 529-T
Prospectus:
Trading Symbol	TSFBX
American Funds Strategic Bond Fund SM | Class T
Prospectus:
Trading Symbol	TFSBX